Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Australia - 1.8%
Fortescue Ltd.	1,354,468	$19,806,852
MMG Ltd. (a)	6,491,382	8,550,367
		28,357,219

Belgium - 2.1%
Anheuser-Busch InBev SA	464,312	33,066,469

Canada - 8.5%
ARC Resources Ltd.	295,505	5,484,090
Canadian Natural Resources Ltd.	823,833	30,632,442
CGI, Inc.	88,846	7,614,533
Imperial Oil Ltd.	227,519	22,986,662
Kinross Gold Corp.	481,545	15,164,433
Magna International, Inc.	209,563	10,713,238
Open Text Corp.	166,418	4,250,738
Suncor Energy, Inc.	645,715	34,129,261
		130,975,397

Denmark - 4.0%
AP Moller - Maersk AS - Class B	13,770	34,160,816
Genmab AS (a)	23,504	7,543,246
Pandora AS	46,578	3,762,998
Vestas Wind Systems AS	516,636	15,715,522
		61,182,582

Finland - 0.6%
Wartsila OYJ Abp	236,916	9,604,361

France - 11.4%
Bouygues SA	484,653	26,202,273
Capgemini SE	84,960	13,212,845
Carrefour SA	950,543	15,593,939
Eiffage SA	121,490	17,993,878
Publicis Groupe SA	140,150	13,987,921
Sanofi SA	287,981	27,035,662
TotalEnergies SE	434,042	31,461,267
Vinci SA	202,978	29,148,779
		174,636,564

Germany - 8.3%
adidas AG	76,642	13,549,962
Continental AG	154,860	12,232,697
Daimler AG	397,397	27,222,328
Deutsche Post AG	537,088	30,125,771
Deutsche Telekom AG	888,263	29,660,359
Fresenius Medical Care AG	258,167	11,601,189
Zalando SE (a)(b)	98,289	2,835,786
		127,228,092

Hong Kong - 4.2%
CK Hutchison Holdings Ltd.	3,957,142	32,038,662
Galaxy Entertainment Group Ltd.	1,512,618	7,706,276
Johnson Electric Holdings Ltd.	496,916	1,716,157
Techtronic Industries Co. Ltd.	801,236	10,923,008
WH Group Ltd. (b)	10,668,909	12,537,037
		64,921,140

Ireland - 1.0%
Ryanair Holdings PLC	465,358	15,781,673

Italy - 2.5%
Buzzi SpA	70,754	4,018,979
Prysmian SpA	288,081	34,301,455
		38,320,434

Japan - 18.6%
ANA Holdings, Inc.	256,737	4,985,104
Astellas Pharma, Inc.	1,086,448	15,051,334
Bandai Namco Holdings, Inc.	211,658	5,484,289
Bridgestone Corp.	635,950	14,320,792
Dentsu Group, Inc. (a)	273,804	5,294,381
ENEOS Holdings, Inc.	2,832,745	23,767,895
Hitachi Construction Machinery Co. Ltd.	139,015	4,537,120
Inpex Corp.	700,851	15,592,078
Isetan Mitsukoshi Holdings Ltd.	165,899	2,653,677
Japan Airlines Co. Ltd.	302,676	5,719,669
JX Advanced Metals Corp.	540,218	8,854,116
Kawasaki Kisen Kaisha Ltd.	427,964	6,163,943
LY Corp.	5,957,548	15,267,275
Modec, Inc.	54,468	5,279,271
Nexon Co. Ltd.	253,927	6,042,990
NGK Insulators Ltd.	101,265	2,413,845
Nippon Yusen KK	393,514	12,896,763
Niterra Co. Ltd.	84,028	3,665,502
Otsuka Holdings Co. Ltd.	187,765	11,211,788
Shimizu Corp.	298,262	5,277,788
Shionogi & Co. Ltd.	436,444	8,951,107
Sony Group Corp.	1,022,061	22,810,795
Subaru Corp.	500,222	10,753,674
Sumitomo Corp.	766,230	30,939,334
Takeda Pharmaceutical Co. Ltd.	1,003,980	34,006,611
Unicharm Corp.	631,336	3,832,237
		285,773,378

Luxembourg - 0.7%
Tenaris SA	513,956	11,428,961

Mexico - 0.9%
Fresnillo PLC	271,875	13,772,133

Netherlands - 1.7%
Koninklijke Ahold Delhaize NV	674,735	26,361,397

Norway - 2.6%
Equinor ASA	1,222,202	32,615,743
Norsk Hydro ASA	799,092	7,162,413
		39,778,156

South Korea - 11.9%
HD Hyundai Co. Ltd.	200,798	32,643,276
HD Hyundai Heavy Industries Co. Ltd.	56,646	22,628,491
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	96,845	27,820,903
Hyundai Mobis Co. Ltd.	48,116	15,009,090
Kia Corp.	315,738	33,473,405
LG CNS Co. Ltd.	39,388	1,907,283
LG Electronics, Inc.	102,603	7,064,025
LG Innotek Co. Ltd.	27,903	4,749,364
NAVER Corp.	52,634	10,055,822
Samsung C&T Corp.	64,738	13,560,169
Samsung Heavy Industries Co. Ltd. (a)	661,232	13,528,750
		182,440,578

Spain - 2.6%
ACS Actividades de Construccion y Servicios SA	115,119	12,915,631
Telefonica SA	6,670,722	27,002,970
		39,918,601

Sweden - 2.3%
Evolution AB (b)	119,605	7,769,122
Tele2 AB - Class B	332,536	6,083,271
Telefonaktiebolaget LM Ericsson - Class B	1,914,254	20,772,584
		34,624,977

Switzerland - 2.5%
Holcim Ltd.	251,283	25,854,796
Kuehne + Nagel International AG	51,711	11,953,632
		37,808,428

United Kingdom - 10.5%
Autotrader Group PLC (b)	307,909	2,266,732
BP PLC	4,719,544	29,952,033
Bunzl PLC	207,250	5,807,912
Burberry Group PLC (a)	215,353	3,238,502
Imperial Brands PLC	444,497	18,648,182
International Consolidated Airlines Group SA	3,144,990	17,996,946
Kingfisher PLC	2,147,948	9,919,575
Pearson PLC	394,313	5,165,710
Shell PLC	774,315	29,603,264
Vodafone Group PLC	22,756,050	33,442,342
WPP PLC	1,414,364	5,840,848
		161,882,046
TOTAL COMMON STOCKS (Cost $1,288,984,338)		1,517,862,586

PREFERRED STOCKS - 1.0%	Shares	Value
Germany - 1.0%
Henkel AG & Co. KGaA, 0.00%	170,453	14,983,814
TOTAL PREFERRED STOCKS (Cost $14,453,033)		14,983,814

TOTAL INVESTMENTS - 99.7% (Cost $1,303,437,371)		1,532,846,400
Other Assets in Excess of Liabilities - 0.3%		4,513,453
TOTAL NET ASSETS - 100.0%		$1,537,359,853

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $25,408,677 or 1.7% of the Fund’s net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Developed Markets International Cash Cows 100 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,517,862,586	$–	$–	$1,517,862,586
Preferred Stocks	14,983,814	–	–	14,983,814
Total Investments	$1,532,846,400	$–	$–	$1,532,846,400

Refer to the Schedule of Investments for further disaggregation of investment categories.